Cash Flow Detail (Tables)	12 Months Ended
Dec. 31, 2019
Cash Flow Statement [Abstract]
Schedule of Operating Activities
The detail of net cash flow provided by operating activities is the following:

Millions of euros	2019	2018	2017
Cash received from operations	57,699	58,815	63,456
Cash paid from operations	(41,224)	(42,891)	(46,929)
Cash paid to suppliers	(35,450)	(37,044)	(40,508)
Cash paid to employees	(4,934)	(5,072)	(5,725)
Payments related to cancellation of commitments	(840)	(775)	(696)
Net payments of interest and other financial expenses net of dividends received	(1,725)	(1,636)	(1,726)
Net interest and other financial expenses paid	(1,754)	(1,664)	(1,755)
Dividends received	29	28	29
Taxes proceeds / (payments)	272	(865)	(1,005)
Net cash flow provided by operating activities	15,022	13,423	13,796

Schedule of Investing Activities: Investments, Property, Plant and Equipment, and Intangible Assets
The detail of (Payments on investments)/proceeds from the sale in property, plant and equipment and intangible assets, net is the following:

Millions of euros	2019	2018	2017
Proceeds from the sale in property, plant and equipment and intangible assets	751	192	148
Payments on investments in property, plant and equipment and intangible assets	(8,410)	(8,777)	(9,140)
(Payments on investments)/proceeds from the sale in property, plant and equipment and intangible assets, net	(7,659)	(8,585)	(8,992)

Schedule of Investing Activities: Proceeds on Disposals of Companies and Payments on Investments in Companies
The detail of proceeds on disposals of companies, net of cash and cash equivalents disposed and payments on investments in companies, net of cash and cash equivalents acquired is the following:

Millions of euros	2019	2018	2017
Sale of Telefónica Telecomunicaciones Públicas, S.A.U.	—	—	28
Sale of Axonix Ltd and Telefónica Digital Inc.	—	29	—
Sale of Seguros de Vida y Pensiones Antares, S.A. (Note 2)	151	—	—
Sale of Telefónica Móviles Guatemala, S.A. (Note 2)	270	—	—
Sale of Telefonía Celular de Nicaragua, S.A. (Note 2)	342	—	—
Venta de Telefónica Móviles Panamá, S.A. (Note 2)	519	—	—
Sale of Data Centers (Note 2)	515	—	—
Tax associated with the sales of Guatemala, Nicaragua and Panamá in Telefónica Centroamérica Inversiones, S.L.	(83)	—	—
Others	9	—	12
Proceeds on disposals of companies, net of cash and cash equivalents disposed	1,723	29	40
Acquisition of Coltel affiliates (Note 5)	—	—	(85)
Acquisition of Minodes GmbH	—	—	(9)
Acquisition of Co-trade GmbH	—	—	(20)
Others	(12)	(3)	(14)
Payments on investments in companies, net of cash and cash equivalents acquired	(12)	(3)	(128)

Schedule of Investing Activities: Proceeds and Payments on Financial Investments
The detail of proceeds on financial investments not included under cash equivalents and payments on financial investments not included under cash equivalents is the following:

Millions of euros	2019	2018	2017
Sale of stake in China Unicom (Hong Kong) Limited (see Note 12)	—	—	72
Investments of Seguros de Vida y Pensiones Antares, S.A.	3	78	49
Sale of stake in Shortcut I GmbH & Co. KG	—	21	—
Collateral guarantees on derivatives	1,793	806	72
Legal deposits	11	—	—
Others	28	99	103
Proceeds on financial investments not included under cash equivalents	1,835	1,004	296
Legal deposits	(33)	(54)	(75)
Long term deposits	—	—	(150)
Collateral guarantees on derivatives	(947)	(754)	(781)
Derivatives of Telefónica, S.A.	(12)	—	—
Purchase of Prisa´s stake by Telefónica, S.A.	(15)	—	—
Others	(125)	(157)	(100)
Payments on financial investments not included under cash equivalents	(1,132)	(965)	(1,106)

Schedule of Financing Activities: Dividends Paid, Proceeds from Issuance of Share Capital, and Other Operations
The detail of dividends paid, proceeds from issue of share capital increase, payments and proceeds of treasury shares and other operations with shareholder and minority interest, and operations with other equity holders is the following:

Millions of euros	2019	2018	2017
Dividends paid by Telefónica, S.A. (*)	(2,056)	(2,048)	(1,904)
Payments to non-controlling interests of Telefônica Brasil, S.A.	(352)	(245)	(290)
Payments to non-controlling interests of Telefónica Deutschland Holding, A.G.	(247)	(238)	(229)
Payments to non-controlling interests of Telefónica Centroamérica Inversiones, S.L.	—	(28)	(23)
Payments to non-controlling interests of Telxius Telecom, S.A. and Pontel Participaciones, S.L.	(86)	(231)	—
Others	(1)	(4)	(13)
Dividends paid (see Note 17)	(2,742)	(2,794)	(2,459)
Proceeds from share capital increase	—	—	2
Sale of 40% of Telxius Telecom, S.A. to Taurus Bidco S.à.r.l. (Note 5)	—	—	1,275
Sale of 16.65% of Pontel Participaciones, S.L. (Note 2)	—	379	—
Transactions carried out by Telefónica, S.A. (see Note 17)	(86)	—	—
Purchase of shares by Coltel from the Metropolitan Area of Barranquilla for the participation in Metrotel	(4)	—	—
Telefónica Centroamérica Inversiones, S.L. share premium (ECPN.) refund related to the sale of Guatemala, Nicaragua and Panama	(414)	—	—
Others	—	—	(6)
(Payments)/proceeds of treasury shares and other operations with shareholders and with minority interests	(504)	379	1,269
Issuance of undated deeply subordinated securities (Note 17)	1,800	2,250	1,000
Acquisition of undated deeply subordinated securities (Note 17)	(935)	(1,779)	—
Payment of undated deeply subordinated securities (Note 17)	(118)	(473)	—
Payment of the coupon related to the issuances of undated deeply subordinated securities issued (See Note 17)	(357)	(559)	(354)
Operations with other equity holders	390	(561)	646
(*) This amount differs from that indicated in Note 17 because of withholding taxes deducted in the payment to certain major shareholders in accordance with current legislation.

Schedule of Financing Activities: Proceeds on Issuance of Debentures and Bonds and Additional Information
The detail of proceeds on issue of debentures and bonds, and other debts, proceeds on loans, borrowings and promissory notes, amortization of debentures and bonds, and other debts, repayments of loans, borrowings and promissory notes, lease principal payments and financed operating payments and investments in property, plant and equipment and intangible assets payments is the following:

Millions of euros	2019	2018	2017
Issued under the EMTN program of Telefónica Emisiones, S.A.U. (see Appendix III) (*)	2,500	2,000	3,517
Issued under the SHELF program of Telefónica Emisiones, S.A.U. (see Appendix III) (*)	1,113	1,746	3,335
Issuance of Telefônica Brasil, S.A. (*)	—	—	756
Issuance of O2 Telefónica Deutschland Finanzierungs, GmbH (Appendix III)	—	600	—
Issuance of Telefónica del Perú, S.A.A. (*)	457	—	—
Others	116	(57)	782
Proceeds on issue of debentures and bonds, and other debts	4,186	4,289	8,390
Structured financing (see Note 18)	—	750	750
Disposal bilateral loans of Telefónica, S.A. (see Note 18)	200	585	—
Syndicated loan of 750 million euros by Telefónica Germany GmbH	—	—	650
Syndicated loan of Telxius Telecom, S.A. (see Note 18)	—	289	—
Syndicated bilateral loan of Telxius Telecom, S.A. (see Note 18)	150	—	—
Settlement of nominal value of gross debt hedging derivatives	153	209	575
Others	1,199	2,140	2,869
Proceeds on loans, borrowings and promissory notes (see Appendix V)	1,702	3,973	4,844
Repayments of debentures and bonds, and other debts	(3,653)	(4,654)	(6,687)
Syndicated loan of 2,500 million euros by Telefónica, S.A.	—	—	(550)
Syndicated loan of 750 million euros by Telefónica Germany GmbH	—	—	(700)
Amortization bilateral loans of Telefónica, S.A. (see Note 18)	(1,835)	(800)	—
Amortization of structured financing of Telefónica Europe B.V.	(1,500)	—	—
Settlement of nominal value of amortized debt hedging derivatives	(148)	(52)	(179)
Others	(2,873)	(3,188)	(5,282)
Repayments of loans, borrowings and promissory notes (see Appendix V)	(6,356)	(4,040)	(6,711)
Lease principal payments (Note 20)	(1,518)	—	—
Financed spectrum licenses payments (Note 21)	(59)	(44)	(329)
Payments for investments in spectrum use licenses financed without explicit interest (Notes 2 and 21)	(87)	—	—
Payments to suppliers with extended payment terms (Note 18)	(380)	(428)	(717)
Financed operating payments and investments in property, plant and equipment and intangible assets payments	(526)	(472)	(1,046)
(*) Data converted at the exchange rate at the end of each of the corresponding periods. The impact of the exchange rate with respect to the date of the transaction is included in the "Others" line within the same sub-heading.